Basis of preparation	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Basis of preparation
Basis of preparation

2. Basis of preparation

Compliance with IFRS

These condensed interim consolidated financial statements are for the three and nine months ended May 31, 2023 and have been prepared in accordance with IAS 34: Interim Financial Reporting. They do not include all of the information required in annual financial statements in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and should be read in conjunction with the consolidated financial statements for the year ended August 31, 2022.

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Company’s annual consolidated financial statements for the year ended August 31, 2022.

The condensed interim consolidated financial statements were authorized for issuance by the Board of Directors on July 12, 2023.

Basis of measurement

These condensed interim consolidated financial statements are presented in Canadian dollars and were prepared on a historical cost basis.

Basis of consolidation

The condensed interim consolidated financial statements include the accounts of the Company, and the subsidiaries that it controls. Control exists when the Company has the power over the subsidiary, when it is exposed or has rights to variable returns from its involvement with the subsidiary and when it has the ability to use its power to affect its returns. Subsidiaries that the Company controls are consolidated from the effective date of acquisition up to the effective date of disposal or loss of control.

Details of the Company’s significant subsidiaries at the end of the reporting period are set out below.

Name of subsidiary	Principal activity	Country of incorporation and operation	Proportion of ownership held by the Company
7858078 Canada Inc.	Owns an electric boat rental center	Canada	100%
EB Rental Ltd.	Operates an electric boat rental center	United States	100%
EB Rental Ventura Corp.	Operates an electric boat rental center	United States	100%
Vision Marine Technologies Corp.	Operates an electric boat service center	United States	100%

Foreign currency translation

The Company’s condensed interim consolidated financial statements are presented in Canadian dollars, which is also the parent company’s functional currency. The functional currencies of 7858078 Canada Inc. is the Canadian dollar and EB Rental Ltd., EB Rental Ventura Corp. and Vision Marine Technologies Corp. is the US dollar.

The exchange rates for the currencies used in the preparation of the interim condensed consolidated financial statements were as follows:

			Average exchange
	Exchange rate as at		rate for
	May 31,	August 31,	Nine months ended
	2023	2022	May 31, 2023
US dollar	1.3598	1.3076	1.3511

Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Although these estimates are based on management’s best knowledge of the amount, event or actions, actual results ultimately may differ from those estimates. Areas where judgments, estimates and assumptions are considered significant to the condensed interim consolidated financial statements remain unchanged to the 2022 annual financial statements.

2. Basis of preparation

Compliance with IFRS

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards [“IFRS”], as issued by the International Accounting Standards Board [“IASB”] and interpretations issued by the International Financial Reporting Interpretations Committee [“IFRIC”] in effect on August 31, 2022.

The consolidated financial statements were authorized for issue by the Board of Directors on November 22, 2022.

Basis of measurement

These consolidated financial statements are presented in Canadian dollars and were prepared on a historical cost basis.

Basis of consolidation

The consolidated financial statements include the accounts of the Company, and the subsidiaries that it controls. Control exists when the Company has the power over the subsidiary, when it is exposed or has rights to variable returns from its involvement with the subsidiary and when it has the ability to use its power to affect its returns. Subsidiaries that the Company controls are consolidated from the effective date of acquisition up to the effective date of disposal or loss of control.

Details of the Company’s significant subsidiaries at the end of the reporting period are set out below.

Name of subsidiary	Principal activity	Country of incorporation and operation	Proportion of ownership held by the Company
7858078 Canada Inc.	Owns an electric boat rental center	Canada	100%
EB Rental Ltd.	Operates an electric boat rental center	United States	100%

Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Although these estimates are based on management’s best knowledge of the amount, event or actions, actual results ultimately may differ from those estimates. Areas where estimates are significant to the consolidated financial statements are disclosed in note 4.